Intangible assets (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Intangible exploration and evaluation assets	€ 995	€ 1,092	€ 735
Concessions licenses trademarks and similar item	182	255
Copyrights, patents and other industrial property rights, service and operating rights	240	259
Intangible assets under development	134	148
Other intangible assets	140	164
Goodwill	1,204	1,320
Increase decrease through other changes intangible assets and goodwill	(102)	9
Intangible Assets With Indefinite Useful Life [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Increase decrease through other changes intangible assets and goodwill	(93)
Accumulated impairment [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Goodwill	2,414	2,524
Licenses by Versalis SpA [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Other intangible assets	37	40
Mineral Rights Under Concession [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Other intangible assets	35	41
Internally Generated [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Copyrights, patents and other industrial property rights, service and operating rights	108	235
Intangible assets under development	78	89
Internally Generated [Member] | Eni gas e luce SpA [member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Copyrights, patents and other industrial property rights, service and operating rights	121
Transmission Rights for Natural Gas [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Concessions licenses trademarks and similar item	141	223
Signature bonus and licenses [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Additions Other Than Through Business Combinations Intangible Assets Other Than Goodwill	€ 91	€ 15